Cover Page	Dec. 09, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Registrant Name	CONAGRA BRANDS INC.
Entity Central Index Key	0000023217
Document Period End Date	Dec. 09, 2019
Trading Symbol	CAG
Entity File Number	1-7275
Entity Tax Identification Number	47-0248710
Entity Address, Address Line One	222 W. Merchandise Mart Plaza
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	312
Local Phone Number	549-5000
Entity Incorporation, State or Country Code	DE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security Exchange Name	NYSE
Title of 12(b) Security	Common Stock, $5.00 par value
Current Fiscal Year End Date	--05-31